CALIFORNIA INVESTMENT TRUST

44 Montgomery Street, Suite 2100
San Francisco, California 94104
Telephone (800) 225-8778
Internet www.caltrust.com

April 30, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:	CALIFORNIA INVESTMENT TRUST (the “Trust”)
Equity Income Fund
U.S. Government Securities Fund
The United States Treasury Trust (each a “Fund” and together the “Funds”)
1933 Act File No.: 333-165716
1940 Act File No.: 811-04417

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus/Proxy Statement and Statement of Additional Information dated April 30, 2010, that would have been filed under Rule 497(b), do not differ from the form of Prospectus/Proxy Statement and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement on Form N-14 was electronically filed on April 30, 2010.

Please direct any inquiries regarding this filing to undersigned at the number listed above.

Very truly yours,

/s/ Carman Leung
Carman Leung
CCO